UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Cash Management Fund, Inc.
Schedule of Investments (unaudited)

September 30, 2006

	Principal Amount	Value
US Government Securities 70.2%
US Treasury Bills, 4.828%, 10/5/2006	$ 35,000,000	$ 34,985,971

US Treasury Notes:
2.5%, 9/30/2006	25,000,000	25,000,000
6.5%, 10/15/2006	20,000,000	20,008,802
2.625%, 11/15/2006	15,000,000	14,959,249
3%, 12/31/2006	20,000,000	19,897,488
3.125%, 1/31/2007	15,000,000	14,908,154
		94,773,693
Total US Government Securities		129,759,664

Time Deposits 24.5%
Bank of Montreal 5.22%, 10/2/2006	9,200,000	9,200,000
BNP Paribas, Grand Cayman, 5.28%, 10/3/2006	9,200,000	9,200,000
JPMorgan Chase, Nassau, 5.188%, 10/2/2006	8,761,000	8,761,000
Rabobank Nederland, Grand Cayman, 5.26%, 10/3/2006	8,862,000	8,862,000
Royal Bank of Scotland Group 5.26%, 10/4/2006	9,300,000	9,300,000
Total Time Deposits		45,323,000

Repurchase Agreement 5.3%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/3/2006 in the amount of $9,824,724 collateralized by: $8,255,000 US Treasury Bonds 7.25%, 5/15/2016, with a fair market value of $10,115,908	9,821,000	9,821,000

Total Investments 100.0%		184,903,664
Other Assets Less Liabilities 0.0%		(1,062)
Net Assets 100.0%		$184,902,602

Security Valuation - The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:  /S/  BRIAN T. ZINO
    Brian T. Zino
    President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:  /S/  BRIAN T. ZINO
    Brian T. Zino
    President and Chief Executive Officer

Date: November 27, 2006

By:          /S/  LAWRENCE P. VOGEL
   Lawrence P. Vogel
   Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.